Financial Instruments Risk Management - Schedule of Information about Terms of Financial Obligations and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Information About Terms Of Financial Obligations And Liabilities [Line Items]
Accounts payable and other liabilities	$ 562,731	$ 424,007	[1]
Provisions	1,877	2,740
Non-current portion	4,895,425	$ 5,411,208	[1]
Liquidity Risk | On demand $000s
Schedule Of Information About Terms Of Financial Obligations And Liabilities [Line Items]
Accounts payable and other liabilities	143,358
Customer deposits	409,390
Provisions	0
Non-current portion	0
Total	552,748
Liquidity Risk | Less than 1 year $000s
Schedule Of Information About Terms Of Financial Obligations And Liabilities [Line Items]
Accounts payable and other liabilities	350,734
Customer deposits	0
Provisions	64,928
Non-current portion	311,508
Total	727,170
Liquidity Risk | Later Than One Year but Not Later Than 5 Years
Schedule Of Information About Terms Of Financial Obligations And Liabilities [Line Items]
Accounts payable and other liabilities	1,770
Customer deposits	0
Provisions	2,885
Non-current portion	1,302,740
Total	1,307,395
Liquidity Risk | More Than 5 Years
Schedule Of Information About Terms Of Financial Obligations And Liabilities [Line Items]
Accounts payable and other liabilities	0
Customer deposits	0
Provisions	0
Non-current portion	4,969,062
Total	$ 4,969,062

[1]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.